Shareholders' Equity - Employees and directors share option plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity
Number of shares, Options Outstanding at beginning of the period	94,349,035	94,096,998	90,061,998
Number of shares, Granted	20,800,000	7,800,000	41,150,000
Number of shares, Forfeited	(2,500,000)	(7,547,963)	(37,115,000)
Number of shares, Options Outstanding at end of the period	112,649,035	94,349,035	94,096,998
Number of shares, Exercisable options at end of the period	77,667,785
Weighted average exercise price, Outstanding at beginning of the period	$ 0.10	$ 0.12	$ 0.15
Weighted average exercise price, Granted	0.02	0.02	0.02
Weighted average exercise price, Forfeited	0.02	0.23	0.07
Weighted average exercise price, Outstanding at end of the period	0.09	0.10	0.12
Options exercisable at end of the period, Weighted average exercise price	0.12
Weighted average grant date fair value, Granted	0.01	0.01	0.01
Weighted average grant date fair value, Forfeited	$ 0.02	$ 0.14	$ 0.05
Weighted average remaining contractual term, Options outstanding during the period (in years)	7 years 1 month 6 days		8 years 4 months 24 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	6 years 4 months 24 days	7 years 7 months 6 days
Aggregate intrinsic value, Options outstanding at beginning of the period		$ 0	$ 266,011
Aggregate intrinsic value, Options outstanding, granted	$ 6,440
Aggregate intrinsic value, Options outstanding at end of the period	9,550		$ 0
Aggregate intrinsic value, Options exercisable at end of the period	$ 1,950